SCHEDULE OF OPERATING EXPENSES (Details) - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Expenses by nature [abstract]
Director fees including bonus (excluding Chairman’s bonus)		$ 1,100,192	$ 910,403	$ 707,385
Chairman’s bonus		934,007	300,000
Auditor’s Remuneration (refer to Note 20)	[1]	158,195	454,692	349,665
Legal and Professional fees		1,377,774	1,432,926	1,143,300
(Gain)/Loss on disposal of leases				(179)
FX Gains and losses		55,183	99,930	(13,577)
Depreciation		$ 3,866	$ 3,797	$ 2,423

[1]	This has been restated for presentational purposes only to include audit-related assurance services in addition to fees payable to the company’s auditors for the audit of the parent company (being OKYO Pharma Limited) and consolidated financial statements. Refer to note 20 where details of auditor’s remuneration has been disclosed. This has no impact on the primary financial statements.